Trade receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables

Note	19 | Trade receivables

	12.31.23	12.31.22
Current:
Sales of electricity – Billed	35,566	49,863
Receivables in litigation	104	893
Allowance for the impairment of trade receivables	(6,241)	(14,431)
Subtotal	29,429	36,325

Sales of electricity – Unbilled	34,214	47,749
PBA & CABA government credit	2,952	3,087
Fee payable for the expansion of the transportation and others	2	6
Total current	66,597	87,167

The value of the Company’s trade receivables approximates their fair value.

The roll forward of the allowance for the impairment of trade receivables is as follows:

	Note	12.31.23	12.31.22
Balance at beginning of the year		14,431	36,435
Increase		6,606	6,794
Decrease		(1,566)	(978)
Recovery - Agreement on the Regularization of Obligations	2.c	-	(8,252)
Result from exposure to inflation		(13,230)	(19,568)
Balance at end of the year		6,241	14,431

The aging analysis of these trade receivables is as follows:

	12.31.23	12.31.22
Past due	32,454	26,759
Up to 3 months	34,143	60,408
Total trade receivables	66,597	87,167

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of trade receivables.

The carrying amount of the Company’s trade receivables is denominated in Argentine pesos.

Sensitivity analysis of the allowance for impairment of trade receivables:

- 5% increase in the uncollectibility rate estimate
12.31.23
Allowance	6,553
Variation	312

- 5% decrease in the uncollectibility rate estimate
12.31.23
Allowance	5,928
Variation	(313)